Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Short-term Debt [Abstract]
Short-term debt, interest rate (percentage)	0.32%	0.30%
Short-term debt	$ 262.7	$ 185.5